Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current tax (expense)/income
Total current tax expense	€ (747)	€ (390)
Deferred tax credit/(expense)	748	(69)
Total income tax credit/(expense)	1	€ (459)	[1]
Vodafone Egypt | Assets and liabilities classified as held for sale
Current tax (expense)/income
Proportion of ownership interest in subsidiary		55.00%
United Kingdom
Current tax (expense)/income
Current period	(6)	€ (17)
Adjustments in respect of prior periods	15	4
Deferred tax credit/(expense)	544	83
Spectrum Payments	10,700
Overseas
Current tax (expense)/income
Current period	(730)	(470)
Adjustments in respect of prior periods	(26)	93
Deferred tax credit/(expense)	€ 204	(152)
Changes due to revision
Current tax (expense)/income
Deferred tax credit/(expense)		€ 31

[1]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.